SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in AOCI, including the amounts reclassified to income
Balance	$ 102,166	$ 90,992
Balance	99,188	102,166
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	61,572	62,411
Balance	62,101	61,572
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized gain (loss) on foreign currency translation	$ (839)	$ 529